                                                                                                                                March 11, 2015

DREYFUS INVESTMENT PORTFOLIOS

- MidCap Stock Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

Supplement to Statement of Additional Information dated May 1, 2014

            The following information supersedes any contrary information contained in the section of the Fund’s SAI entitled “Certain Portfolio Manager Information”:

            All references to Warren Chiang have been removed.

VIF-IP-SAISTK-0315